Quarterly Financial Data (Unaudited) (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021
Quarterly Financial Information Disclosure [Line Items]
Charges associated with impairment of nonregulated solar generation facilities net of tax	$ 1,100
Loss associated with sale of Kewaunee, after tax		$ 513
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax		142
Charge for RGGI compliance cost, after tax		134
Charges associated with the settlement of the South Carolina electric base rate case, after tax			$ 199
Unbilled revenue reduction, after tax				$ 112
Benefit for change in CCRO reserve, after tax				97
Virginia Power
Quarterly Financial Information Disclosure [Line Items]
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax		142
Charge for RGGI compliance cost, after tax		$ 134
Unbilled revenue reduction, after tax				112
Benefit for change in CCRO reserve, after tax				$ 97